Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	6 Months Ended
Jun. 30, 2018
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

Introduction, basis for the presentation of the interim Consolidated Financial Statements and other information

Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank” or “BBVA") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, “the Group” or “the BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.

The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2017, were authorized for issue on April 5, 2018.

Basis for the presentation of the Condensed Consolidated Financial Statements

The BBVA Group’s condensed interim consolidated financial statements (hereinafter, the “consolidated financial statements”) are presented in accordance with the International Accounting Standard 34 “Interim Financial Reporting” (“IAS 34”, as issued by the IASB). In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated financial statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those financial statements.

Therefore, the accompanying consolidated financial statements do not include all information required by a complete set of consolidated financial statements prepared in accordance with International Financial Reporting Standards issued by the IASB or in accordance with the IFRS adopted by European Union (hereinafter, “EU-IFRS”). Consequently, for an appropriate understanding of the information included in them, they should be read together with the consolidated financial statements of the Group as of and for the year ended December 31, 2017.

The aforementioned consolidated financial statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board) and in accordance with the EU-IFRS applicable as of December 31, 2017, considering the Bank of Spain Circular 4/2004, of December, 22 (and as amended thereafter), and with any other legislation governing financial reporting applicable to the Group in Spain.

The accompanying consolidated financial statements were prepared applying principles of consolidation, accounting policies and valuation criteria, which, as described in Note 2, are the same as those applied in the consolidated financial statements of the Group as of and for the year ended December 31, 2017, taking into consideration the new Standards and Interpretations that became effective on January 1, 2018 (see Note 2), so that they present fairly the Group’s consolidated equity and financial position as of June 30, 2018, together with the consolidated results of its operations and the consolidated cash flows generated by the Group during the six months ended June 30, 2018.

The consolidated financial statements and explanatory notes were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. They include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the entities in the Group.

All effective accounting standards and valuation criteria with a significant effect in the consolidated financial statements were applied in their preparation.

The amounts reflected in the accompanying consolidated financial statements are presented in millions of euros, unless it is more appropriate to use smaller units. Therefore, some items that appear without a balance in these consolidated financial statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

When determining the information to disclose about various items of the financial statements, the Group, in accordance with IAS 34, has taken into account their materiality in relation to the consolidated financial statements.

Comparative information

During the first semester of 2018, there were no significant changes to the existing structure of the BBVA Group’s operating segments in comparison to 2017 (see Note 5). Certain prior year balances have been reclassified to conform to current period presentation.

Seasonal nature of income and expenses

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, which are not significantly affected by seasonal factors within the same year.

Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s consolidated financial statements is the responsibility of the Group’s Directors.

Estimates have to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expenses and commitments. These estimates relate mainly to the following:

  Impairment losses on certain financial assets (Notes 6, 12, 13, 14 and 15).
  The assumptions used to quantify certain provisions (Note 23) and for the actuarial calculation of post-employment benefit liabilities and commitments (Note 24).
  The useful life and impairment losses of tangible and intangible assets (Note 16, 17, 19 and 20).
  The valuation of goodwill and price allocation of business combinations (Note 17).
  The fair value of certain unlisted financial assets and liabilities (Note 7).
  The recoverability of deferred tax assets (Note 18).
  The exchange rate and the inflation rate of Venezuela.

Although these estimates contemplate current conditions and how we expect them to change in the future as of the end of the reporting periods, future events may make it necessary to modify them (either up or down) over the coming years. This would be done prospectively in accordance with applicable standards, recognizing the effects of changes in the estimates in the corresponding consolidated income statement.

During the first semester of 2018 there were no significant changes to the assumptions made as of December 31, 2017, except as indicated in these consolidated financial statements.